Capital Stock and Changes in Capital Accounts	6 Months Ended
Jun. 30, 2022
Capital Stock and Changes in Capital Accounts [Abstract]
Capital Stock and Changes in Capital Accounts

7.Capital Stock and Changes in Capital Accounts

a)Preferred stock: As of June 30, 2022 and December 31, 2021, the Company’s authorized preferred stock consists of 25,000,000 shares (all in registered form), par value $0.01 per share, of which 1,000,000 shares are designated as Series A Participating Preferred Stock, 5,000,000 shares are designated as Series B Preferred Stock, 10,675 shares are designated as Series C Preferred Stock and 400 are designated as Series D Preferred Stock. As of June 30, 2022 and December 31, 2021, the Company had zero Series A Participating Preferred Stock issued and outstanding.
b)Series B Preferred Stock: As of June 30, 2022 and December 31, 2021, the Company had 2,600,000 Series B Preferred Shares issued and outstanding with par value $0.01 per share, at $25.00 per share and with liquidation preference at $25.00 per share. Holders of Series B Preferred Shares have no voting rights other than the ability, subject to certain exceptions, to elect one director if dividends for six quarterly dividend periods (whether or not consecutive) are in arrears and certain other limited protective voting rights. Also, holders of Series B Preferred Shares, rank prior to the holders of common shares with respect to dividends, distributions and payments upon liquidation and are subordinated to all of the existing and future indebtedness.

Dividends on the Series B Preferred Shares are cumulative from the date of original issue and are payable on the 15th day of January, April, July and October of each year at the dividend rate of 8.875% per annum, or $2.21875 per share per annum. For the six months ended June 30, 2022 and 2021 dividends on Series B Preferred Shares amounted to $2,884 and $2,884, respectively. Since February 14, 2019, the Company may redeem, in whole or in part, the Series B Preferred Shares at a redemption price of $25.00 per share plus an amount equal to all accumulated and unpaid dividends thereon to the date of redemption, whether or not declared.

c)Series C Preferred Stock: As of June 30, 2022 and December 31, 2021, the Company had 10,675 shares of Series C Preferred Stock, issued and outstanding, with par value $0.01 per share, owned by an affiliate of its Chief Executive Officer, Mrs. Semiramis Paliou. The Series C Preferred Stock votes with the common shares of the Company, and each share entitles the holder thereof to 1,000 votes on all matters submitted to a vote of the shareholders of the Company. The Series C Preferred Stock has no dividend or liquidation rights and cannot be transferred without the consent of the Company except to the holder’s affiliates and immediate family members.
d)Series D Preferred Stock: As of June 30, 2022 and December 31, 2021, the Company had 400 shares of Series D Preferred Stock, issued and outstanding, with par value $0.01 per share, owned by an affiliate of its Chief Executive Officer, Mrs. Semiramis Paliou. The Series D Preferred Stock is not redeemable and has no dividend or liquidation rights. The Series D Preferred Stock vote with the common shares of the Company, and each share of the Series D Preferred Stock entitles the holder thereof to up to 100,000 votes, on all matters submitted to a vote of the shareholders of the Company, subject to a maximum number of votes eligible to be cast by such holder derived from the Series D Preferred Shares and any other voting security of the Company held by the holder to be equal to the lesser of (i) 36% of the total number of votes entitled to vote on any matter put to shareholders of the Company and (ii) the sum of the holder’s aggregate voting power derived from securities other than the Series D Preferred Stock and 15% of the total number of votes entitled to be cast on matters put to shareholders of the Company. The Series D Preferred Stock is transferable only to the holder’s immediate family members and to affiliated persons or entities.
e)Issuance and Repurchase of Common Shares: In June 2022, the Company issued under its ATM program 820,000 shares of common stock, at an average price of $6.29 per share and received net proceeds of $4,980. During the same month, the Company repurchased under its share repurchase program 191,055 shares of common stock, at an average price of $4.66 per share, for an aggregate cost of $928, including expenses.
f)Dividend on Common Stock: On March 21, 2022, the Company paid a dividend on its common stock of $0.20 per share, to its shareholders of record as of March 9, 2022. On June 17, 2022, the Company paid a dividend on its common stock of $0.25 per share, to its shareholders of record as of June 6, 2022. For the six months ended June 30, 2022, dividends amounted to $38,839.
g)Incentive Plan: On February 25, 2022, the Company’s Board of Directors approved the award of 1,470,000 shares of restricted common stock to executive management and non-executive directors, pursuant to the Company’s Equity Incentive Plan, as annual bonus. The fair value of the restricted shares based on the closing price on the date of the Board of Directors’ approval was $6,101. The cost of these awards will be recognized in income ratably over the restricted shares vesting period which will be 3 years. As of June 30, 2022, 15,194,759 shares remained reserved for issuance according to the Company’s incentive plan.

Restricted stock for the six months ended June 30, 2022 and 2021 is analyzed as follows:

		Weighted Average Grant
	Number of Shares	Date Price
Outstanding at December 31, 2020	2,423,012	$2.95
Granted	8,260,000	2.85
Vested	(1,168,363)	3.20
Outstanding at June 30, 2021	9,514,649	$2.83

Outstanding at December 31, 2021	9,514,649	$2.83
Granted	1,470,000	4.15
Vested	(3,118,060)	2.86
Outstanding at June 30, 2022	7,866,589	$3.07

The fair value of the restricted shares has been determined with reference to the closing price of the Company’s stock on the date such awards were approved by the Company’s board of directors. The aggregate compensation cost is being recognized ratably in the consolidated statement of operations over the respective vesting periods. For the six months ended June 30, 2022 and 2021, compensation cost amounted to $4,931 and $3,399, respectively, and is included in “General and administrative expenses” presented in the accompanying consolidated statements of operations.

As of June 30, 2022 and December 31, 2021, the total unrecognized cost relating to restricted share awards was $21,224 and $20,054, respectively. As of June 30, 2022, the weighted-average period over which the total compensation cost related to non-vested awards not yet recognized is expected to be recognized is 1.76 years.